UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

Form 13F-HR
Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: June 30, 2010
Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):[ ] is a restatement.
                                		     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     	Second Curve Capital, LLC
Address:  	237 Park Ave	9th Floor
          	New York, NY 10017

Form 13F File Number: 028-06413

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Stephen Krug
Title: Chief Operating Officer
Phone: 646-563-7610

Signature, Place, and Date of Signing:
Stephen Krug  New York, NY  August 12,  2010

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.

Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:        0
Form 13F Information Table Entry Total:22
Form 13F Information Table Value Total:  $ 254,373


						(thousands)
List of Other Included Managers:
  None

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
    FORM 13F INFORMATION TABLE
                                                          VALUE  SHARES/  SH/  PUT/ INVSTMT     OTHER    VOTING AUTHORITY

        NAME OF ISSUER        TITLE OF CLASS    CUSIP  (X$1000)  PRN AMT PRN  CALL DSCRETN   MANAGERS     SOLE    SHARED
ALTISOURCE PORTFOLIO SOL	COM	044540827	 9,176 	370927	SH		SOLE		370927
ASSOCIATED BANC CORP	COM	045487105	 5,895 	480847	SH		SOLE		480847
BANNER CORPORATION	COM	06652V109	 3,960 	2000000	SH		SOLE		2000000
CAPITAL ONE FINANCIAL CORP	COM	14040H105	 2,821 	70000	SH 		SOLE		70000
CAPITALSOURCE INC	COM	14055X102	 2,737 	575000	SH		SOLE		575000
CENTER FINANCIAL CORP	COM	15146E102	 3,375 	655351	SH		SOLE		655351
COBIZ FINANCIAL INC	COM	190897108	 16,473 	2499622	SH		SOLE		2499622
COMPUCREDIT CORP	COM	20478T107	 14,729 	3719543	SH		SOLE		3719543
ENCORE CAPITAL GROUP INC	COM	292554102	 13,611 	660385	SH		SOLE		660385
FIFTH THIRD BANCORP	COM	316773100	 6,311 	513472	SH		SOLE		513472
FIRST MERCHANTS CORP	COM	320817109	 297 	35000	SH		SOLE		35000
NEWSTAR FINANCIAL INC	COM	65251F105	 6,328 	995000	SH		SOLE		995000
OCWEN FINANCIAL CORP	COM	675746309	 25,798 	2531707	SH		SOLE		2531707
PRIMUS GUARANTY LTD	COM	G72457107	 22,307 	6045266	SH		SOLE		6045266
RODMAN AND RENSHAW CAPITAL GROUP	COM	77487R100	 143 	50000	SH		SOLE		50000
SYNOVUS FINANCIAL CORP	COM	87161C105	 37,576 	14793981	SH		SOLE		14793981
TAYLOR CAPITAL GROUP INC	COM	876851106	 20,643 	1595283	SH		SOLE		1595283
TENNESSEE COMMERCE BANCORP	COM	88043P108	 221 	34221	SH		SOLE		34221
TREE COM INC	COM	894675107	 4,484 	709458	SH		SOLE		709458
WESTERN ALLIANCE BANCORP	COM	957638109	 25,241 	3520383	SH		SOLE		3520383
WINTRUST FINANCIAL CORP	COM	97650W108	 25,935 	777883	SH		SOLE		777883
ZIONS BANCORP	COM	989701107	 6,312 	292612	SH		SOLE		292612